UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

BUSINESS SERVICES — 24.5%
Alliance Data Systems Corp.*	973,591	$194,513,746
Cognizant Technology Solutions Corp., Cl A*	4,360,938	276,090,985
Equinix REIT	856,913	266,131,471
IHS Inc., Cl A*	1,740,431	182,083,891
Visa Inc., Cl A (A)	4,554,169	339,240,049

		1,258,060,142

CONSUMER DISCRETIONARY — 17.8%
Amazon.com Inc.*	512,740	300,978,380
Nike Inc., Cl B	3,327,915	206,364,009
Priceline.com*	211,247	224,971,718
Twenty-First Century Fox, Cl A	6,691,669	180,474,313

		912,788,420

FINANCIALS — 9.8%
Charles Schwab Corp.	7,719,196	197,071,074
CME Group, Cl A	1,763,964	158,492,165
McGraw Hill Financial	1,744,370	148,306,337

		503,869,576

HEALTH CARE — 20.1%
Allergan PLC*	393,758	111,996,588
Celgene Corp.*	3,037,495	304,721,498
Gilead Sciences Inc.	2,238,524	185,797,492
Illumina Inc.* (A)	1,900,907	300,248,261
Intuitive Surgical Inc. * (A)	242,588	131,203,720

		1,033,967,559

INFORMATION TECHNOLOGY — 18.0%
Alphabet Inc., Cl A*	357,171	271,932,141
Alphabet Inc., Cl C*	134,469	99,903,743
ARM Holdings ADR	5,808,980	250,250,858
Facebook Inc., Cl A*	2,116,780	237,523,884
PayPal Holdings *	1,785,320	64,521,465

		924,132,091

MATERIALS — 2.5%
Ecolab Inc. (A)	1,205,482	130,035,343

TELECOMMUNICATION SERVICES — 4.3%
American Tower Corp., Cl A REIT	2,330,351	219,845,313

TOTAL COMMON STOCK (Cost $3,817,777,112)		4,982,698,444

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2016
(Unaudited)

REPURCHASE AGREEMENT(B)(D) — 3.2%
	Face Amount/ Shares	Value
Jefferies, LLC 0.420%, dated 01/29/16, to be repurchased on 02/01/16, Repurchase price $114,664,013 (collateralized by U.S. Treasury Obligations, ranging in par value $10,000 — $97,420,500, 0.000% — 3.125%, 07/28/16 — 05/15/45; with total market value of $116,953,233) ,	$114,660,000	$114,660,000
Mizuho Securities Inc. 0.320%, dated 01/29/16, to be repurchased on 02/01/16, Repurchase price $ 50,001,333 (collateralized by U.S. Treasury Obligations, ranging in par value $199,231— $3,553,000, 0.000% — 0.000%, 02/15/16 — 11/15/21; with total market value of $ 51,000,000) ,	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $164,660,000)		164,660,000

SHORT-TERM INVESTMENT — 2.0%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.340% (C) (Cost $102,557,003)	102,557,003	102,557,003

TOTAL INVESTMENTS — 102.2% (Cost $4,084,994,115)†		$5,249,915,447

Percentages are based on Net Assets of $5,134,531,691.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $164,606,600.

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of January 31, 2016 was $164,660,000.

(C)	The rate reported is the 7-day effective yield as of January 31, 2016.

(D)	Tri-Party Repurchase Agreement.

ADR	— American Depositary Receipt

Cl	— Class

LLC	— Limited Liability Company

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $4,084,994,115, and the unrealized appreciation and depreciation were $1,396,272,929 and $(231,351,597), respectively.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,982,698,444	$—	$—	$4,982,698,444
Repurchase Agreements	—	164,660,000	—	164,660,000
Short-Term Investment	102,557,003	—	—	102,557,003

Total Investments in Securities	$5,085,255,447	$164,660,000	$—	$5,249,915,447

For the quarter ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2016, there were no level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

EMC-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016